Capital Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Text Block [Abstract]
Capital Stock

NOTE 9: CAPITAL STOCK

2016 Share Transactions

Management Compensation

In November 2015, the Company entered into an employment agreement with Dr. Glynn Wilson, the Company’s Chief Executive Officer, President and Chairman of the Company. As part of the agreement, Dr. Wilson was awarded 0.3 million fully vested common shares at consummation of the agreement. The Company recorded an obligation to deliver the shares of $0.2 million based on the fair value of the Common stock at December 31, 2015. The Company issued the shares in March 2016 and reclassified the accrued liability to stockholders’ equity (deficit).

Consulting arrangements

In March 2016, the Company issued 0.1 million common shares as part of consulting agreements from 2015. The fair value of the common stock of approximately $0.1 million was recognized as stock-based compensation in general and administrative expense.

NOTE 8:	CAPITAL STOCK

Stock Split and increase in authorized shares

On February 18, 2014, the Company completed a reverse stock split thereby issuing 1 new share for each 100 outstanding shares of the Company’s common stock and amended the Company’s Articles of Incorporation to increase the authorized shares of common stock from 150,000,000 shares of common stock to 500,000,000 shares.

Share Capital

Series A Convertible Preferred Stock

The Company has designated 1,250,000 Series A Convertible preferred shares (Series A) par value $0.001. Each share of Series A was automatically converted into five shares of the Company’s common stock upon the occurrence of the 1:100 reverse stock split.

Series B Convertible Preferred Stock

The Company has designated 1,500,000 Series B Convertible preferred shares (Series B), par value $0.001. The terms of the Series B are as follows:

•	rank pari passu to the common stock with respect to rights on liquidation, winding up and dissolution;

•	have no dividend rights except as may be declared by the Board in its sole and absolute discretion;

•	shall have the right to cast one thousand (1,000) votes for each share held of record on all matters submitted to a vote of holders of the Corporation’s common stock; and

•	shall automatically convert into seven (7) shares of common upon the occurrence of a 1:100 reverse stock split.

There are no shares outstanding under preferred shares as of December 31, 2015.

2015 Share Transactions

In January, 2015, the Company entered into a Securities Purchase Agreement with certain investors for the sale of 7,320,000 units at a purchase price of $0.20 per unit, for a total purchase price of approximately $1,250,000, net of finders’ fee and offering expenses of approximately $214,000. Each unit consisting of (i) one share of the Company’s common stock, (ii) one Series A warrant to purchase one share of common stock, (iii) one Series B warrant to purchase one share of common stock (iv) one Series C warrant to purchase one share of common stock, (v) one Series D warrant to purchase one share of common stock, and (vi) one Series E warrant to purchase one share of common stock (the Series A, B, C, D and E warrants are hereby collectively referred to as the “January 2015 Warrants”). Series A warrants are exercisable at $1.50 per share, with a five year term. Series B warrants are exercisable at $0.40 per share, with a six month term. Series C warrants are exercisable at $1.00 per share, with a five year term. Series D warrants are exercisable at $0.75 per share only if and to the extent that the Series B warrants are exercised, with a five year term from the date that the Series B warrants are exercised. Series E warrants are exercisable at $1.25 per share, only if and to the extent that the Series C warrants are exercised, with a five year term from the date that the Series C warrants are exercised.

Pursuant to a placement agent agreement, the Company agreed to issue warrants to purchase 366,000 common shares with substantially the same terms as the January 2015 Warrants and pay a 7% finders fee on gross proceeds from the sale of securities.

In March, 2015, the Company entered into a Securities Purchase Agreement with certain accredited investors for the sale of 5,000,000 units at a purchase price of $0.20 per unit, for a total purchase price of approximately $950,000, net of finders’ fee and offering expenses of approximately $50,000. Each unit consisting of (i) one share of the Company’s common stock, (ii) one Series A warrant to purchase one share of common stock, (iii) one Series B warrant to purchase one share of common stock (iv) one Series C warrant to purchase one share of common stock, (v) one Series D warrant to purchase one share of common stock, and (vi) one Series E warrant to purchase one share of common stock (the Series A, B, C, D and E warrants are hereby collectively referred to as the “March 2015 Warrants”). The March 2015 Warrants have substantially the same terms as the January 2015 Warrants.

Pursuant to a placement agent agreement, the Company agreed to issue warrants to purchase 125,000 common shares with substantially the same terms as the March 2015 Warrants and pay a 3.5% finders fee on gross proceeds from the sale of securities.

Initial Fair Value of Warrants Issued

Pursuant to ASC 480-10 Distinguishing liabilities from equity and ASC 815-40 Contracts in an Entity’s Own Equity, the common stock purchase warrants are classified as a derivative liability as the Company cannot control their ability to gross settle the financial instruments with registered securities. The fair value of the warrants issued pursuant to the January and March 2015 stock purchase agreement was $9,313,000. The weighted average inputs include contractual term of 5.0 years, volatility of 158% and risk free rate of 1.2%.

May 2015 Restructuring Agreement

In May 2015, the Company entered into a restructuring agreement with the investors of the January 2015 and March 2015 private placements, where:

•	The exercise price of the Series A warrants was changed from $1.50 per warrant to $0.10 per warrant,

•	The exercise price of Series B warrants was changed from $0.40 per warrant to $0.20 per warrant,

•	Each warrant of Series B existing prior to the restructuring agreement was replaced with two warrants of such series,

•	The exercise price of the Series C warrants was changed from $1.00 per warrant to $0.50 per warrant, and

•	Each warrant of Series C existing prior to the restructuring agreement was replaced with two warrants of such series.

As a result of the restructuring agreement, the Company issued an additional 12,320,000 Series B warrants and 12,320,000 Series C Warrants. The fair value of the warrants issued pursuant to the May 2015 restructuring agreement was $6,133,000. The weighted average inputs include contractual term of 2.46 years, volatility of 141% and risk free rate of 1.5%.

Management Compensation

In November, 2015, the Company entered into an employment agreement with Dr. Glynn Wilson, the Company’s Chief Executive Officer, President and Chairman of the Company. As part of the agreement, the Company granted Dr. Wilson 315,000 shares of unregistered common stock, fully vested. As of December 31, 2015, the shares have not been issued. Accordingly, the fair value of the common stock of approximately $191,000 was accounted for as an accrued liability.

Share Purchase Warrants

A summary of the Company’s share purchase warrants as of December 31, 2015 and changes during the period is presented below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life
Balance, December 31, 2014	2,659,417	1.83	4.15
Issued	86,730,975	0.54	4.30
Exercised	(37,079,990)	0.25	—
Extinguished or expired	(203,905)	2.39	—

Balance, December 31, 2015	52,106,497	$0.74	4.24

During the year ended December 31, 2015, a warrant holder exercised 4,820,000 of Series A warrants at $0.10 per warrant for a total of $482,000.

During the year ended December 31, 2015, warrant holders exercised 24,639,995 of Series B warrants at $0.20 per warrant for a total of $4,928,000.

During the year ended December 31, 2015, warrant holders exercised 7,620,000 of Series C warrants at $0.50 per warrant for a total of $3,810,000.

The fair value of derivative liabilities associated with these warrants in the amount of $16,835,000 were credited to additional paid-in capital.

Stock Compensation Plan

On March 19, 2014, the Company adopted the 2014 Omnibus Stock Option Plan (“2014 Plan”). The 2014 Plan was amended in February 2015 to provide for grants to consultants, and again in November 2015 to (i) increase the number of shares reserved for issuance under the Plan by 5.0 million shares to 7.0 million shares. Options granted under the Plan shall be at prices and for terms as determined by the Board of Directors.

Share purchase options

A summary of the Company’s stock options as of December 31, 2015 and 2014 and changes during the years is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life	Intrinsic Value
Outstanding at January 1, 2014	65,430	18.00	5.04	$—
Issued	—	—	—	—
Cancelled/Forfeited	—	—	—	—

Outstanding at January 1, 2015	65,430	18.00	4.04	—
Issued	3,540,000	0.55	4.39	—
Cancelled/Forfeited	(21,280)	17.00	—	—

Outstanding at December 31, 2015	3,584,150	$0.77	9.69	$177,000

Exercisable at December 31, 2015	1,987,000	$0.92	9.59	$132,000

The following weighted average assumptions were used for the Black-Scholes option-pricing model to value stock options granted in 2015:

2015
Expected life of options in years	9.08
Weighted-average volatility	230%
Risk-free rate	2.10%
Expected dividend rate	0%

Stock based compensation costs of $945,000 are expected to be recognized over the next 1.86 years.